SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2018
Revenue recognition
Additional income rate	10.00%
Minimum
Revenue recognition
Discount rate on contract-by-contract basis	4.42%
Maximum
Revenue recognition
Discount rate on contract-by-contract basis	9.45%